INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting right percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Book value	$ 1,312,746	$ 1,429,186
Associates
Disclosure of associates [line items]
Book value	$ 1,312,746	$ 1,429,186	$ 1,288,641	$ 1,419,296
Gas Natural de Lima y Callao S.A. - Calidda
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 573,723	$ 699,910
Gases del Caribe S.A. E.S.P.
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 357,602	$ 348,946
Credibanco S.A.
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 221,955	$ 216,185
Redeban Multicolor S.A.
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 44,266	$ 47,967
A.C.H Colombia S.A.
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 51,253	$ 39,182
Aerocali S.A.
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 28,140	$ 35,507
ADL Digital Lab S.A.S.
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 18,970	$ 17,756
Colombiana de Extrusion S.A. - Extrucol
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 13,395	$ 14,484
Metrex S.A.
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,253	$ 2,089
Energia Eficiente S.A.
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 1,189	$ 2,249
Servicios de Identidad Digital S.A.S.
Disclosure of associates [line items]
Ownership interest		33.00%
Book value		$ 4,911